Taxation - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 12, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxation [Line Items]
Effective tax rate		(58.00%)	198.40%	2.70%
Unrecognized tax benefits		$ 4,957	$ 8,035	$ 16,769	$ 16,744
Unrecognized tax benefits, interest on income taxes accrued		1,495	2,630	1,620
Unrecognized tax benefits, income tax penalties accrued		246	134	164
Amount of taxable temporary differences		693,001	725,029	680,616
Total taxable temporary difference		66,772	55,059	27,792
Unrecognized deferred income tax liability, temporary difference amount		4,514	3,706	2,720
Deferred Tax Liability Recognized Temporary Difference Amount		3,339	2,812	1,390
Deferred tax assets		91,304	77,273
Deferred tax assets		91,304	77,273
Net deferred tax assets		229,308	260,193
Deferred tax assets		138,004	182,920
Gross deferred tax liability		229,574	294,625
Deferred tax liabilities		91,570	111,705
Net operating loss carry forwards		501,001	529,742	$ 554,695
Deferred tax assets, valuation allowance		103,337	113,491
Taxable Entities
Taxation [Line Items]
Net deferred tax assets		138,004	182,920
Maximum [Member] | Taxable Entities
Taxation [Line Items]
Net deferred tax assets		229,308	$ 260,193
Expire between December 31, 2024 and December 31, 2051 [Member]
Taxation [Line Items]
Net operating loss carry forwards		243,324
No Expiration Date
Taxation [Line Items]
Net operating loss carry forwards		$ 257,677
European Union [Member]
Taxation [Line Items]
Global minimum tax	15.00%